Interest Income and Expense (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended
	January 31, 2025				October 31, 2024				January 31, 2024
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$13,135		$9,746		$13,449		$10,348		$13,539		$10,614
Measured at FVOCI (1)	1,442		–		1,518		–		1,359		–
	14,577		9,746		14,967		10,348		14,898		10,614
Other	403	(2)	61	(3)	358	(2)	54	(3)	541	(2)	52	(3)
Total	$14,980		$9,807		$15,325		$10,402		$15,439		$10,666
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended January 31, 2025 – $32 (October 31, 2024 – $30; January 31, 2024 – $30) and insurance finance expense for the three months ended January 31, 2025 – $8 (October 31, 2024 – $8; January 31, 2024 – $7).